United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

BROOKFIELD HIGH INCOME FUND INC.

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2016 - 06/30/2017

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08795

Reporting Period: 07/01/2016 - 06/30/2017

Brookfield High Income Fund Inc.

======================= Brookfield High Income Fund Inc. =======================

EV ENERGY PARTNERS, L.P.

Ticker:       EVEP           Security ID:  26926V107

Meeting Date: AUG 30, 2016   Meeting Type: Special

Record Date:  JUL 07, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Omnibus Stock Plan              For       Against      Management

2     Ratify Deloitte & Touche LLP as         For       For          Management

      Auditors

3     Adjourn Meeting                         For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BROOKFIELD HIGH INCOME FUND INC.

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: August 25, 2017